ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																											0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2012 ABC	Dec. 31, 2012 Binglangjiang	Dec. 31, 2012 Liyuan	Dec. 31, 2012 Yingchuan	Dec. 31, 2012 Wuliting	Dec. 31, 2012 Jiulongshan	Dec. 31, 2012 CHC HK	Dec. 31, 2012 Wangkeng	Dec. 31, 2012 Banzhu	Dec. 31, 2012 Sunpower	Dec. 31, 2012 Shapulong	Dec. 31, 2012 Ruiyang	Dec. 31, 2012 Zhougongyuan	Dec. 31, 2012 Fujian Huabang	Dec. 31, 2012 Wuyue	Dec. 31, 2012 Husahe	Dec. 31, 2012 Hengda	Dec. 31, 2012 Xineng	Dec. 31, 2012 Xiaopengzu	Dec. 31, 2012 Jinling	Dec. 31, 2012 Jinlong	Dec. 31, 2012 Jintang	Dec. 31, 2012 Jinwei	Dec. 31, 2012 Dazhaihe	Jan. 25, 2010 Units	Jan. 25, 2010 Units ADS	Jan. 25, 2010 Units Warrant
Organization and principal activities
Issuance of units																												6,000,000
Number of ADS consisted in each unit																													1
Number of warrants consisted in each unit																														1
Unit price (in dollars per share)																												$ 16.00	$ 14.80	$ 1.20
Number of ordinary shares represented by each ADS	3	3	3																										3
Number of ordinary shares that can be purchased by warrant holder																														3
Exercise price of warrants (in dollars per share)																														$ 15.00
Aggregate gross proceeds yielded from IPO (in dollars)			$ 96,000																									$ 96,000
Number of hydroelectric entities acquired	0	1	6
Percentage of ownership				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	79.00%	100.00%	100.00%	100.00%	100.00%	100.00%	55.00%	74.00%	74.00%	100.00%